Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

January 22, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Fundamental US Large Company Index Fund

Schwab Fundamental US Small Company Index Fund

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

(the Funds) each a series of Schwab Capital Trust (the Registrant)

(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated January 14, 2019 to the Funds’ prospectuses, dated February 28, 2018, as supplemented January 14, 2019. The purpose of this filing is to submit, in XBRL, the 497 dated January 14, 2018.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2441.

Respectfully,

/s/ Robin Nesbitt
Robin Nesbitt
Director and Corporate Counsel